Consolidated Statement of Income - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Revenue	[1]	$ 32,504	$ 60,029	$ 90,544	$ 92,533	$ 174,278
Share of profit of joint ventures and associates		(161)	854	632	693	2,116
Interest and other income		148	76	662	224	1,105
Total revenue and other income		32,491	60,959	91,838	93,450	177,499
Purchases		18,093	43,213	68,590	61,306	128,513
Production and manufacturing expenses		5,822	5,982	6,835	11,803	13,189
Selling, distribution and administrative expenses		2,370	2,393	2,881	4,763	5,233
Research and development		232	243	225	475	437
Exploration		723	294	439	1,018	745
Depreciation, depletion and amortisation	[2]	28,089	7,093	6,699	35,182	12,649
Interest expense		1,070	1,118	1,252	2,188	2,411
Total expenditure		56,398	60,336	86,920	116,735	163,176
Income/(loss) before taxation		(23,907)	623	4,917	(23,284)	14,323
Taxation charge/(credit)		(5,806)	646	1,755	(5,160)	5,003
Income/(loss) for the period	[1]	(18,101)	(23)	3,162	(18,124)	9,319
Income/(loss) attributable to non-controlling interest		30	1	164	31	320
Income/(loss) attributable to Royal Dutch Shell plc shareholders		$ (18,131)	$ (24)	$ 2,998	$ (18,155)	$ 8,999
Basic earnings per share ($ per share)	[3]	$ (2.33)	$ 0.00	$ 0.37	$ (2.33)	$ 1.11
Diluted earnings per share ($ per share)	[3]	$ (2.33)	$ 0.00	$ 0.37	$ (2.33)	$ 1.10

[1]	See Note 2 “Segment information”.
[2]	Includes impairment charges of $21,780 million (Q1 2020: $749 million; half year 2020: $22,529 million) mainly triggered by revision of Shell's mid- and long-term commodity price and refining margin outlook. See Notes 1 and 7.
[3]	See Note 3 “Earnings per share”.